COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010	Oct. 25, 2009
Purchase commitments
2012	$ 1,646,758,000
2013	1,016,381,000
2014	780,275,000
2015	659,322,000
2016	650,682,000
Later years	2,551,871,000
Total	7,305,289,000
Purchases under contracts	1,800,000,000	1,900,000,000	1,600,000,000
Noncancelable operating lease commitments
2012	12,742,000
2013	8,412,000
2014	5,480,000
2015	4,307,000
2016	3,423,000
Later years	6,432,000
Total	40,796,000
Expenses under noncancelable operating lease commitments	23,100,000	25,100,000	23,000,000
Approximate amount of commitments to complete construction in progress at various locations	78,400,000
Standby letters of credit	41,800,000
Renewable standby letter of credit	$ 4,800,000
Hogs and turkeys
Purchase commitments
Purchase commitments, maximum time period	10 years
Grow-out contracts
Purchase commitments
Purchase commitments, maximum time period	25 years
Corn, soybean meal and other feed
Purchase commitments
Purchase commitments, maximum time period	three years